THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 28, 2000.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X]; Amendment Number: 1

        This Amendment (Check only one.): [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               -------------------------------
Address:       1440 Kiewit Plaza
               -------------------------------
               Omaha, NE 68131
               -------------------------------

               -------------------------------

Form 13F File Number:        28- 4545
                                --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------
Title:         Vice President
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

 (s) Marc D. Hamburg      Omaha, NE              September 6, 2000
-----------------------   ------------------     -----------------
[Signature]               [City, State]          [Date]
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        Form 13F File Number                Name
        --------------------                ----
        28- 5194                            General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                     18

Form 13F Information Table Entry Total:                                26
                                                            -------------

Form 13F Information Table Value Total:                       $ 8,062,889
                                                            -------------
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NO.     FORM 13F FILE NUMBER        NAME
     ---     --------------------        ----
     1.      28-5678                     Berkshire Hathaway Life Insurance Co. of Nebraska
     2.      28-5676                     BHG Life Insurance Co.
     3.      28-719                      Blue Chip Stamps
     4.      28-554                      Buffett, Warren E.
     5.      28-1517                     Columbia Insurance Co.
     6.      28-2226                     Cornhusker Casualty Co.
     7.      28-6102                     Cypress Insurance Co.
     8.      28-852                      GEICO Corp.
     9.      28-101                      Government Employees Ins. Corp.
    10.      28-1066                     National Fire & Marine
    11.      28-718                      National Indemnity Co.
    12.      28-5006                     National Liability & Fire Ins. Co.
    13.      28-6104                     Nebraska Furniture Mart
    14.      28-717                      OBH Inc.
    15.      28-2740                     Plaza Investment Managers
    16.      28-1357                     Wesco Financial Corp.
    17.      28-3091                     Wesco Financial Ins. Co.
    18.      28-3105                     Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 1999


                                                                         Column 6
                                                                   Investment Discretion                              Column 8
                                         Column 4     Column 5     ---------------------                          Voting Authority
                 Column 2 Column 3       Market      Shares or                    (c)    Column 7                 ----------------
Column 1         Title of   CUSIP         Value      Principal  (a) (b) Shared-  Shared-    Other               (a)       (b)   (c)
Name of Issuer     Class   Number    (In Thousands)   Amount   Sole   Defined     Other   Managers             Sole      Shared None
--------------     -----   ------    --------------   ------   ----   -------     -----   --------             ----      ------ ----
American
 International
 Group            Com    026874 10 7     161,475     1,493,413           X               4, 11, 14             1,493,413
Chubb Corp.       Com    171232 10 1     446,158     7,922,900           X               4, 11, 14             7,922,900
Federal Home
 Ln Mtg Corp.     Com    313400 30 1   1,000,516    21,259,300           X               4, 11, 14            21,259,300
                                       1,355,400    28,800,000           X               4, 3, 14, 16, 17, 18 28,800,000
                                         447,094     9,500,000           X               4, 8, 9, 11, 14, 15   9,500,000
                                          84,712     1,800,000           X               4, 8, 11, 14, 15      1,800,000
Federal
 National
 Mortgage
 Assoc.           Com    313586 10 9     326,667     5,231,900           X               4, 11, 14             5,231,900
                                          11,538       184,800           X               4, 5, 14                184,800
First Data
 Corporation      Com    319963 10 4     500,290    10,145,200           X               4, 8, 9, 11, 14, 15  10,145,200
                                          41,916       850,000           X               4, 8, 11, 14, 15        850,000
Gannett Inc.      Com    364730 10 1     296,626     3,636,800           X               4, 11, 14             3,636,800
General
 Dynamics Corp.   Com    369550 10 8     182,651     3,462,577           X               4, 11, 14             3,462,577
                                          79,716     1,511,200           X               4, 10, 14             1,511,200
Liz
 Claiborne Inc.   Com    539320 10 1     184,156     4,894,500           X               4, 11, 14             4,894,500
Nike Inc.         Com    654106 10 3     278,177     5,612,600           X               4, 8, 9, 11, 14, 15   5,612,600
                                          26,020       525,000           X               4, 8, 11, 14, 15        525,000
Shaw
 Communications
 Inc.             Cl B   82028k 20 0     231,875     7,000,000           X               4, 8, 9, 11, 14, 15   7,000,000
                                          16,562       500,000           X               4, 8, 11, 14, 15        500,000
Wells
 Fargo & Co. Del  Com    949746 10 1     514,704    12,728,390           X               4, 5, 14             12,728,390
                                           6,066       150,000           X               4, 7, 14                150,000
                                          68,477     1,693,400           X               4, 3, 14, 16, 17, 18  1,693,400
                                           4,892       120,970           X               4, 10, 14               120,970
                                          24,459       604,860           X               4, 13, 14               604,860
                                          56,370     1,394,000           X               4, 12, 14             1,394,000
                                          34,372       850,000           X               4, 14                   850,000
                                       1,682,000    41,595,060           X               4, 11, 14            41,595,060
                                      ----------
                                      $8,062,889
                                      ==========